Income Taxes, Deferred Tax Assets and Deferred Tax Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Items Giving Rise to Deferred Tax Assets [Abstract]
Other reserves	$ 130	$ 152
Allowance for credit losses	2,240	1,916
Unrealized loss on securities available for sale	2,966	3,233
Deferred compensation	2,295	2,176
Deferred loan fees/costs	172	169
Accrued bonus	325	249
Purchase accounting adjustments	62	11
Net operating loss	32	49
Lease liability	293	332
Nonaccrual interest income	109	113
Other	58	43
Items Giving Rise to Deferred Tax Liabilities [Abstract]
Mortgage servicing rights	(79)	(88)
FHLB stock dividends	(434)	(442)
Prepaid expenses	(33)	(35)
Depreciation and amortization	(344)	(841)
Right-of-use asset	(293)	(332)
Other	(281)	(399)
Net deferred tax asset	7,218	$ 6,306
Operating Loss Carryforwards [Abstract]
Operating loss carryforwards	$ 152
Operating loss carryforwards, expiration date	Dec. 31, 2026